SCHEDULE OF FINANCIAL INFORMATION OF NON-CONTROLLING INTERESTS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Revenue	$ 252,265	$ 324,387	$ 69,501
Loss before tax	(3,107,812)	(3,996,336)	(2,521,861)	(4,132,517)
Income tax expenses				(653)
Loss after tax	(3,107,812)	(3,996,336)	(2,521,861)	(4,133,170)
Total comprehensive loss allocated to NCI	(12,349)	(15,879)	(5,163)	(274)
Cash flows generated from operating activities	(2,875,389)	(3,697,463)	(2,709,929)	(3,531,196)
Cash flows used in investing activities	722,671	929,283	1,126,541	(2,730,809)
Cash flows generated from financing activities	162,258	208,648	(64,892)	10,919,885
Net increase/(decrease) in cash and cash equivalents	(1,990,460)	(2,559,532)	(1,648,280)	4,657,880
Current assets	2,848,569		6,000,703		$ 3,662,975
Non-current assets	3,361,053		4,067,046		4,321,978
Current liabilities	551,496		606,622		709,169
Non-current liabilities	328,266		417,338		422,117
Adjusted accumulated NCI	$ 240,470		77,749		309,221
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Revenue		324,387	69,501
Loss before tax		(158,832)	(96,735)
Income tax expenses
Loss after tax		(158,832)	(96,735)
Loss allocated to NCI		(15,879)	(5,163)
Other comprehensive gain allocated to NCI
Total comprehensive loss allocated to NCI		(15,879)	(5,163)
Cash flows generated from operating activities		306,016	32,697
Cash flows used in investing activities		(455,463)	(808,924)
Cash flows generated from financing activities		700,000	849,938
Net increase/(decrease) in cash and cash equivalents		$ 550,553	73,711
Current assets			141,490		827,839
Non-current assets			811,158		1,226,368
Current liabilities			(174,894)		(656,069)
Non-current liabilities			(31,290)		(52,582)
Net (liabilities)/assets			746,464		1,345,556
Accumulated NCI			77,749		309,221
Less: fair value adjustments
Adjusted accumulated NCI			$ 77,749		$ 309,221